SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

December 31, 2022 (Unaudited)

Shares		Value

Common Stocks — 99.07%
Communication Services — 3.66%
8,577	Nexstar Media Group, Inc., Class A	$1,501,232
51,048	PubMatic, Inc., Class A*	653,925
19,670	TechTarget, Inc.*	866,660

		3,021,817

Consumer Discretionary — 12.62%
6,360	Burlington Stores, Inc.*	1,289,554
12,599	Columbia Sportswear Co.	1,103,420
10,782	Dorman Products, Inc.*	871,940
11,540	Fox Factory Holding Corp.*	1,052,794
16,039	Gentherm, Inc.*	1,047,186
10,596	Installed Building Products, Inc.	907,018
10,428	LCI Industries	964,069
23,110	Ollie’s Bargain Outlet Holdings, Inc.*	1,082,472
13,010	Planet Fitness, Inc., Class A*	1,025,188
11,670	Texas Roadhouse, Inc.	1,061,387

		10,405,028

Consumer Staples — 3.22%
5,745	Casey’s General Stores, Inc.	1,288,891
23,471	Performance Food Group Co.*	1,370,471

		2,659,362

Energy — 2.32%
156,600	TechnipFMC Plc*	1,908,954

Financials — 4.13%
11,226	FirstCash Holdings, Inc.	975,652
5,737	Kinsale Capital Group, Inc.	1,500,340
16,000	Stifel Financial Corp.	933,920

		3,409,912

Health Care — 19.27%
18,691	Azenta, Inc.	1,088,190
20,280	Bio-Techne Corp.	1,680,806
35,460	Certara, Inc.*	569,842
5,060	Charles River Laboratories International, Inc.*	1,102,574
13,947	Haemonetics Corp.*	1,096,931
16,314	HealthEquity, Inc.*	1,005,595
10,570	Henry Schein, Inc.*	844,226
14,620	Integer Holdings Corp.*	1,000,885
18,765	Integra LifeSciences Holdings Corp.*	1,052,154
5,980	Medpace Holdings, Inc.*	1,270,212
27,738	Merit Medical Systems, Inc.*	1,958,858
17,487	NuVasive, Inc.*	721,164
17,420	Omnicell, Inc.*	878,316

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

6,200	Repligen Corp.*	$1,049,722
11,790	STAAR Surgical Co.*	572,287

		15,891,762

Industrials — 17.44%
23,624	Ameresco, Inc., Class A*	1,349,875
12,983	Applied Industrial Technologies, Inc.	1,636,247
10,310	ASGN, Inc.*	840,059
3,290	CACI International, Inc., Class A*	988,941
14,629	Helios Technologies, Inc.	796,403
12,722	ICF International, Inc.	1,260,114
6,507	Landstar System, Inc.	1,059,990
27,554	Mercury Systems, Inc.*	1,232,766
7,691	MSC Industrial Direct Co., Inc., Class A	628,355
5,760	RBC Bearings, Inc.*	1,205,856
7,000	Tetra Tech, Inc.	1,016,330
11,359	Westinghouse Air Brake Technologies Corp.	1,133,742
12,829	Woodward, Inc.	1,239,410

		14,388,088

Information Technology — 29.96%
15,057	Altair Engineering, Inc., Class A*	684,642
10,923	Badger Meter, Inc.	1,190,935
8,229	CyberArk Software Ltd.*	1,066,890
18,889	Diodes, Inc.*	1,438,208
24,740	Dynatrace, Inc.*	947,542
16,261	Envestnet, Inc.*	1,003,304
24,788	ePlus, Inc.*	1,097,613
8,625	ExlService Holdings, Inc.*	1,461,334
3,995	F5, Inc.*	573,322
11,220	Five9, Inc.*	761,389
4,256	Globant SA*	715,689
5,612	Jack Henry & Associates, Inc.	985,243
4,578	Littelfuse, Inc.	1,008,076
9,063	Manhattan Associates, Inc.*	1,100,248
10,956	Novanta, Inc.*	1,488,592
16,880	Onto Innovation, Inc.*	1,149,359
5,480	Paylocity Holding Corp.*	1,064,545
15,930	Perficient, Inc.*	1,112,392
14,670	Plexus Corp.*	1,509,983
26,880	Sapiens International Corp. NV	496,742
8,630	Silicon Laboratories, Inc.*	1,170,832
10,382	SPS Commerce, Inc.*	1,333,360
8,243	WEX, Inc.*	1,348,967

		24,709,207

Materials — 5.26%
8,775	AptarGroup, Inc.	965,075
7,638	Balchem Corp.	932,676

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

16,933	HB Fuller Co.	$1,212,741
6,082	Reliance Steel & Aluminum Co.	1,231,240

		4,341,732

Real Estate — 1.19%
10,374	Lamar Advertising Co., REIT, Class A	979,306

Total Common Stocks (Cost $70,254,173)		81,715,168

Investment Company — 1.00%
823,197	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	823,197

Total Investment Company (Cost $823,197)		823,197

Total Investments (Cost $71,077,370) — 100.07%		$82,538,365
Liabilities in excess of other assets — (0.07)%		(57,333)

NET ASSETS — 100.00%		$82,481,032

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

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